Intangible assets (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$
Cost
Beginning of financial year	4,349,839	2,961,256
Additions - internal development	653,849	1,388,583
End of financial period and year	5,003,688	4,349,839

Accumulated amortisation
Beginning of financial year	1,968,374	1,115,344
Amortization	559,340	853,030
End of financial period and year	2,527,714	1,968,374

Net book value
End of financial period and year	2,475,974	2,381,465